STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Professional fees and other expenses	$ (160,123)	$ (140,925)	$ (20,554)	$ (358,968)	$ (309,984)	$ (620,871)
State franchise taxes, other than income tax	(50,000)	(50,000)	(1,431)	(100,000)	(100,000)	(200,000)
Net loss from operations	(210,123)	(190,925)	(21,985)	(458,968)	(409,984)	(820,871)
Other income—interest income	57,058	2,500,856		1,325,278	3,892,361	7,707,654
Net income before income taxes	(153,065)	2,309,931	(21,985)	866,310	3,482,377	6,886,783
Income tax provision and interest	32,143	(449,295)		(218,352)	(727,551)	(1,441,607)
Net income attributable to common shares	(120,922)	1,860,636	(21,985)	647,958	2,754,826	5,445,176
Class A Common Stock
Net income attributable to common shares	$ (85,523)	$ 1,987,592		$ 782,312	$ 3,029,171	$ 5,938,019
Net income/(loss) per ordinary share:
Net income (loss) per ordinary share—basic and diluted	$ 0.00	$ 0.05		$ 0.02	$ 0.09	$ 0.16
Class F Common Stock
Net income attributable to common shares	$ (35,399)	$ (126,956)	$ (21,985)	$ (134,354)	$ (274,345)	$ (492,843)
Net income/(loss) per ordinary share:
Net income (loss) per ordinary share—basic and diluted	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ (0.03)	$ (0.05)